INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of income tax expense

	2023	2024	2025
	USD’000	USD’000	USD’000
Current tax:
– current year	11,926	7,866	15,161
– (over) under provision of tax in prior years	(893)	(390)	103
Deferred tax (Note 10.2)	(3,183)	4,368	(2,095)
	7,850	11,844	13,169

Schedule of reconciliation of income tax expense

	2023	2024	2025
	USD’000	USD’000	USD’000
Profit before tax	33,107	33,243	49,507
Tax at 17% (Note)	5,628	5,651	8,416
Tax effect of expenses not deductible for tax purposes	4,438	4,762	4,911
Tax effect of income not taxable for tax purposes	(197)	(129)	(196)
Tax effect of tax losses not recognized	4,029	2,840	3,274
Tax effect of deductible temporary differences not recognized and utilization of temporary differences not recognized previously	(270)	(847)	(4,350)
Utilization of tax losses previously not recognized	(5,376)	(4,752)	(1,232)
Tax exemption and rebates	(899)	(65)	(104)
Withholding tax	1,906	2,810	2,488
(Over) Under provision of tax in prior years	(893)	(390)	103
Effect of different tax rates of subsidiaries operating in other jurisdictions	(481)	1,561	477
Others	(35)	403	(618)
Income tax expense for the year	7,850	11,844	13,169
Note:	17% represents the domestic tax rate of Singapore, the largest region where the Group’s business was located for the years ended December 31, 2023, 2024 and 2025.

Schedule of analysis of deferred tax balances

	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Deferred tax assets	43,787	51,916	57,903
Deferred tax liabilities	(43,139)	(55,621)	(59,362)
	648	(3,705)	(1,459)

Schedule of deferred tax assets and liabilities and their movements

	Accelerated	Right-of-
	tax	use	Lease	Tax
	depreciation	assets	liabilities	losses	Others	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
At January 1, 2023	(2,360)	(50,978)	49,406	1,063	277	(2,592)
Credit (charge) to profit or loss (Note 10.1)	550	8,396	(7,555)	1,098	694	3,183
Exchange adjustments	2	155	(99)	(3)	2	57
At December 31, 2023	(1,808)	(42,427)	41,752	2,158	973	648
Credit (charge) to profit or loss (Note 10.1)	313	(7,706)	8,385	(783)	(4,577)	(4,368)
Exchange adjustments	(9)	2,281	(2,020)	(202)	(35)	15
At December 31, 2024	(1,504)	(47,852)	48,117	1,173	(3,639)	(3,705)
Credit (charge) to profit or loss (Note 10.1)	1,292	(3,245)	3,780	242	26	2,095
Exchange adjustments	(362)	(1,267)	1,281	63	436	151
At December 31, 2025	(574)	(52,364)	53,178	1,478	(3,177)	(1,459)

Deferred tax assets have not been recognized in respect of the following items:

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Tax losses (Note i)	127,280	114,405
Other deductible temporary differences (Note ii)	81,177	44,162
	208,457	158,567

Notes:

i.	Included in unrecognized tax losses are losses of USD46,827,000 that will expire in 2026 to 2035 (2024: USD60,558,000 that will expire in 2026 to 2034) and tax losses of USD67,578,000 (2024: USD66,722,000) may be carried forward indefinitely.

No deferred tax asset has been recognized in relation to the above tax losses due to the unpredictability of future profit streams of those loss-making subsidiaries and it is not probable that taxable profit will be available against which the tax losses can be utilized.

ii.	As at December 31, 2025, the Group has other deductible temporary differences of USD44,162,000 (2024: USD81,177,000) mainly arising from temporary differences of impairment loss and leasing transactions that may be carried forward indefinitely. No deferred tax asset has been recognized in relation to such deductible temporary difference as it is not probable that taxable profit will be available against which the deductible temporary differences can be utilized.